ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Unaudited Pro Forma Financial Information from Joint Venture

The unaudited pro forma financial information, combining our results of operations with the operations of Carrier Enterprise III as if the joint venture had been formed on January 1, 2012, is as follows:

Year ended December 31,	2012
Revenues	$3,526,621

Net income	156,728
Less: net income attributable to noncontrolling interest	54,153

Net income attributable to Watsco, Inc.	$102,575

Diluted earnings per share for Common and Class B common stock	$2.64

Carrier Enterprise III
Purchase Price Allocation for Joint Venture

The table below presents the allocation of the total consideration to tangible and intangible assets acquired, liabilities assumed and the noncontrolling interest from the acquisition of our 60% controlling interest in Carrier Enterprise III based on the respective fair values as of April 27, 2012:

Cash	$10
Accounts receivable	46,718
Inventories	55,024
Other current assets	481
Property and equipment	2,517
Goodwill	65,291
Intangible assets	151,172
Other assets	978
Accounts payable and accrued expenses	(44,208)
Noncontrolling interest	(104,244)

Total purchase price	$173,739